TAXATION (Income Tax Rate Reconciliation) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
TAXATION [Abstract]
Statutory CIT rate	(25.00%)		25.00%		25.00%
Share-based compensation expenses	0.30%		0.70%		0.60%
Change in fair value of convertible senior notes and capped call options	1.60%		(21.10%)
Goodwill impairment			3.20%
Accrued payroll and welfare expenses	0.80%		4.40%		0.90%
Change of enact tax rate	(7.50%)
Effect of prior year tax difference	(0.60%)	[1]		[1]		[1]
Other non-deductible expenses	0.80%		5.60%
Difference in tax rate of a subsidiary outside the PRC	0.90%		(0.90%)		0.00%
Effect of tax holiday for subsidiaries	6.90%		(13.20%)		(12.90%)
Change in valuation allowance	21.20%		19.10%		0.60%
Effective CIT rate	(0.60%)		22.80%		14.20%
Out-of-period adjustment	12,146,071

[1]	The Company recorded an out-of-period adjustment of RMB12,146,071 resulting from income tax filing difference for two PRC entities, which should have been recorded in the year ended December 31, 2011. The originating amount in 2011 was not material to the 2011 consolidated financial statements, nor was the out of period adjustment recorded in 2012 material to the 2012 consolidated financial statements.